ANNUAL FINANCIAL STATEMENTS


                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

                                DECEMBER 31, 2001


                      GOLDENSELECT/R/products are issued by
                   Golden American Life Insurance Company and

[GRAPHIC OMITTED][GRAPHIC OMITTED]
              distributed by Directed Services, Inc., member NASD.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

TABLE OF CONTENTS                                               PAGE

President's Letter                                                3

Management's Discussion and Analysis                              4

Report of Independent Auditors                                    6

Statement of Assets and Liabilities                               7

Statement of Operations                                           8

Statement of Changes in Net Assets                                9

Financial Highlights                                             10

Portfolio of Investments                                         11

Notes to Financial Statements                                    12

February 15, 2002

Dear Shareholders of The Fund For Life Series of The GCG Trust,

We are pleased to provide you with your 2001 Annual Report (the "Report") for The Fund For Life Series of The GCG Trust.

For the just-ended year 2001, investors were faced with mixed investment results for the second straight year. This has continued to be a period of uncertainty in the marketplace. This feeling was heightened with the tragic events of September 11th. The Fund For Life Series performance reflected these trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,



Robert C. Salipante
President

                      GOLDENSELECT(R)products are issued by
                   Golden American Life Insurance Company and
               distributed by Directed Services, Inc., member NASD

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Volatile performance in the equity market and debt market contributed to the performance of the Fund during 2001. For the year ended December 31, 2001, the Fund had a total return of (16.31)%, compared to a blended return of (7.14)% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same target allocation of investments of the Fund. The following total return of each index for the year ended December 31, 2001 was S&P 500 Index - (11.88%), Morgan Stanley/Capital International Pacific Index - (25.40%) and the Lehman Aggregate Bond Index - 8.44%.

The Fund For Life Annual Report
Plot Points For The Graph
For The Period Ended December 31, 2001

The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment of dividends and distributions in the Fund For Life Series of The GCG Trust, the Lehman Aggregate Bond Index, the Morgan Stanley/Capital International Pacific Index ("MSCI Index"), the S & P 500 Index and a blended index consisting of 60% S & P 500 Index, 30% Lehman Aggregate Bond Index and 10% MSCI Index. The graph indicates the growth from March 1, 1993 (Inception date of The Fund For Life Series of The GCG Trust) through December 31, 2001.

         60% S&P 500,                  Morgan
          30% Lehman      Lehman       Stanley/
        Aggregate Bond   Aggregate     Capital
          10% MSCI         Bond     International       S&P        Fund For
            Index         Index         Index           500          Life
------------------------------------------------------------------------------
03/01/93    $10,000      $10,000       $10,000        $10,000       $10,000
12/31/93    $10,932      $10,583       $12,966        $10,768       $10,842
12/31/94    $11,091      $10,275       $14,629        $10,909       $10,607
12/31/95    $14,158      $12,173       $15,036        $15,004       $12,603
12/31/96    $16,228      $12,615       $13,746        $18,447       $13,935
12/31/97    $19,936      $13,832       $10,263        $24,600       $15,966
12/31/98    $24,545      $15,034       $10,539        $31,635       $18,149
12/31/99    $29,107      $14,911       $16,612        $38,288       $22,109
12/31/00    $27,783      $16,645       $12,329        $34,804       $20,915
12/31/01    $25,799      $18,050       $ 9,197        $30,669       $17,504

Average Annual Total Return For The Period Ended December 31, 2001

One Year                   -16.31%
Five Years                   4.66%
3/1/93 (Inception)           6.54%

Total Return for the Fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity contracts thereunder whose proceeds are invested in the Fund. Past performance is not predicative of future performance.

                         Report of Independent Auditors

To the Shareholders and Board of Trustees
The GCG Trust - Fund For Life Series

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The GCG Trust - The Fund For Life Series (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GCG Trust - The Fund For Life Series at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

February 15, 2002
Philadelphia, Pennsylvania

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

ASSETS
    INVESTMENTS, AT VALUE (COST $85,964)  (NOTES 1 AND 4)           $92,182
    CASH                                                             21,787
    DIVIDENDS RECEIVABLE                                          __     51
                                                                  ---------
 TOTAL ASSETS                                                       114,020
                                                                    -------
LIABILITIES
   ACCRUED EXPENSES                                                   2,531
                                                                      -----
TOTAL LIABILITIES                                                     2,531
                                                                      -----
NET ASSETS                                                         $111,489
                                                                   ========
NET ASSETS CONSIST OF
   PAID-IN CAPITAL                                                 $105,428
   ACCUMULATED NET REALIZED LOSS ON SECURITIES                         (157)
   NET UNREALIZED APPRECIATION OF INVESTMENTS                       __6,218
                                                                    -------
NET ASSETS                                                         $111,489
                                                                   ========
    SHARES OF BENEFICIAL INTEREST OUTSTANDING, $.001 PAR VALUE       23,071
                                                                   ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                     $   4.83
                                                                   ========



                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
    DIVIDENDS AND INTEREST                                       $   2,289
                                                                  --------

EXPENSES
    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                          306
    AUDITING FEES                                                    1,000
    FUND ACCOUNTING FEES (NOTE 2)                                      255
    CUSTODY (NOTE 2)                                                   600
    TRUSTEES FEES AND EXPENSES (NOTE 2)                                100
    OTHER OPERATING EXPENSES                                        _  846
                                                                  --------
    TOTAL EXPENSES                                                   3,107
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)         __(561)
                                                                    -------
NET EXPENSES                                                         2,546
                                                                   -------
NET INVESTMENT LOSS                                                   (257)
                                                                   --------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
    NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                   (1,578)
    NET REALIZED GAIN FROM CAPITAL GAINS DISTRIBUTIONS               1,421
    NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS           (17,718)
                                                                   --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                    (17,875)
                                                                   --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

                                                                  ($18,132)

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR         FOR THE YEAR
                                                                   ENDED                 ENDED
                                                               DEC. 31, 2001         DEC. 31,2000

FROM OPERATIONS
    NET INVESTMENT LOSS                                        $     (257)          $      (881)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
    CAPITAL GAIN DISTRIBUTIONS                                       (157)               41,931
    NET CHANGE IN UNREALIZED DEPRECIATION
    OF INVESTMENTS                                                (17,718)              (60,200)
                                                                  --------              --------
    NET INCREASE(DECREASE) IN NET ASSETS
          RESULTING FROM   OPERATIONS                             (18,132)              (19,150)
                                                                  --------              --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    NET REALIZED GAIN ON INVESTMENT AND
    CAPITAL GAIN DISTRIBUTIONS                                    (18,415)              (24,368)
                                                                  --------              --------
FROM BENEFICIAL INTEREST TRANSACTIONS
    PROCEEDS FROM SALES OF SHARES                                  40,000                 -----
    DISTRIBUTIONS REINVESTED                                       18,415                24,368
    COST OF SHARES REDEEMED                                          (759)             (164,381)
                                                                     -----             ---------
     INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
        BENEFICIAL INTEREST TRANSACTIONS                           57,656              (140,013)
                                                                   ------              ---------
    NET INCREASE/(DECREASE) IN NET ASSETS                          21,109              (183,531)
NET ASSETS BEGINNING OF YEAR                                       90,380               273,911
                                                                   ------               -------
    END OF YEAR                                                  $111,489               $90,380
                                                                 ========               =======
    UNDISTRIBUTED NET INVESTMENT INCOME                             $ --                   $ --
                                                                    =====                  ====

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

                                                        FINANCIAL HIGHLIGHTS

                                FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           FOR THE YEAR     FOR THE       FOR THE      FOR THE        FOR
                                               ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED       THE
                                             12/31/01       12/31/00     12/31/99     12/31/98        YEAR
                                                                                                      ENDED
                                                                                                    12/31/97
                                           -------------- ------------- ------------ ------------ ------------- ---------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD        $    6.94      $    8.17     $    7.45    $    7.25    $    7.61
                                             --------       --------      --------     --------     --------
NET INVESTMENT INCOME (LOSS) #                  (0.01)         (0.03)         0.00         0.03         0.03
NET GAIN (LOSS) ON INVESTMENTS
- REALIZED AND UNREALIZED                       (1.14)         (0.46)         1.56         0.88         1.09
TOTAL FROM INVESTMENT OPERATIONS                (1.15)         (0.49)         1.56         0.91         1.12
                                                ------         ------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET INVESTMENT
  INCOME                                         0.00           0.00         (0.03)       (0.09)       (0.13)

RETURN OF CAPITAL                                0.00           0.00         (0.39)        0.00         0.00
DISTRIBUTIONS FROM NET REALIZED CAPITAL
 GAINS                                          (0.96)         (0.74)        (0.42)       (0.62)       (1.35)
                                             ---------      ---------     ---------     --------     --------

TOTAL DISTRIBUTIONS                             (0.96)         (0.74)        (0.84)       (0.71)       (1.48)
                                             ---------      ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD              $    4.83      $    6.94     $    8.17    $    7.45    $    7.25
                                             ========       ========      ========     ========     ========
TOTAL RETURN                                 (16.31)%       (5.40)%       21.82%       13.67%        14.58%
                                             ========       =======       ======       ======        ======

RATIOS AND SUPPLEMENTAL DATA

TOTAL NET ASSETS, END OF PERIOD (000'S
  OMITTED)                                     $111           $90          $274         $227          $202

RATIO OF EXPENSES TO AVERAGE NET
  ASSETS                                       2.50%         2.50%         2.50%        2.50%        2.50%

DECREASE REFLECTED IN ABOVE  EXPENSE
  RATIO DUE TO WAIVERS AND/OR

  REIMBURSEMENTS                               0.55%         0.55%         0.56%        3.27%        12.06%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                       (0.25%)       (0.33%)       (0.41%)       0.40%        0.40%

PORTFOLIO TURNOVER RATE                        0.00%         0.00%         2.08%        0.00%        8.94%


     # Per share data numbers have been calculated using the average share method. See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                            PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 2001


INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS                               NUMBER OF SHARES        VALUE (NOTE 1)
---------------------------------------------                               ----------------        --------------

MERRILL LYNCH PACIFIC FUND, INC., CLASS A                                          1,388                     23,132
DAVIS NEW YORK VENTURE FUND, INC.                                                  1,180                     30,020
WADDELL & REED CORE INVESTMENT FUND                                                5,174                     29,593
VANGUARD LONG TERM CORPORATE BOND FUND                                             1,087                      9,437
                                                                                                              -----

    TOTAL INVESTMENTS (COST $85,964*) (NOTES 1 AND 4)                                 83%                    92,182
    OTHER ASSETS AND LIABILITIES (NET)                                                17%                    19,307
                                                                                ---------                    ------

    NET ASSETS                                                                       100%                  $111,489
                                                                                  =======                  ========


*Aggregate cost for Federal tax purposes.

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At December 31, 2001, the Trust had twenty-nine operational portfolios (the "Series). All of the Series, including the Fund for Life Series (the "Fund"), are diversified, except for All Cap series, Hard Assets Series, Managed Global Series, Mid-Cap Growth Series and Special Situations Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable Insurance Company of Iowa, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

         The preparation of these financial statements in accordance with accounting principles generally accepted in the United States incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

         Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied, and intends to continue to comply, with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficiently to relieve it from substantially all Federal income taxes.

         Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

         Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

         Other: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

         Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES

         In its capacity as Manager and Administrator, Directed Services, Inc. ("DSI") provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the year ended December 31, 2001, the Fund waived $102 and $204 in compensation for management and administrative services, respectively.

         DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the year ended December 31, 2001 such fees amounted to $255. Pursuant to a custodian agreement, Bank of New York is custodian for the Fund.

         Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

         Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

         The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the year ended December 31, 2001 and the year ended December 31, 2000, the Fund had the following transactions in shares of beneficial interest. Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                                     DECEMBER 31, 2001           DECEMBER 31, 2000
                                   SHARES         AMOUNT      SHARES          AMOUNT
                                   ------         ------      ------          ------
     Sold                           6,299        $40,000          --         $      --
     Distributions Reinvested       3,884         18,415       3,720            24,368
     Redeemed                        (126)          (759)    (24,237)         (164,381)
                                    -----          -----     -------        ----------

     Net increase/(decrease)       10,057        $57,656     (20,517)        $(140,013)
                                   ======        =======     =======        ==========

         As of December 31, 2001, Golden American has an investment in the Fund of 11,198 shares with a total net asset value of $54,086, representing 48.5% of the shares outstanding.

4.  INVESTMENTS

         At December 31, 2001, the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

     Gross Unrealized Appreciation                                $13,015
     Gross Unrealized Depreciation                                 (6,797)
                                                                  -------

     Net Unrealized Appreciation                                   $6,218
                                                                  =======

     PURCHASES AND SALES OF INVESTMENTS:

     Aggregate Cost of Purchases and Proceeds from sales for the year ended December 31, 2001 were as follows:

     Cost of Purchases                                               $--
     Proceeds of Sales                                           $94,266

5. CAPITAL LOSS CARRYFORWARD

         For Federal income tax purposes, as of December 31, 2001, the Series' have a $157 capital loss carryforward expiring in 2008, which is available to offset future capital gains, if any.

6. FEDERAL INCOME TAXES

         For the year ended December 31, 2001, permanent differences in book and tax accounting have been reclassified at year end to paid-in-capital and undistributed net income/loss as follows:

         Increase          Increase Undistributed     Decrease Accumulated
         Paid In Capital   Net Investment Loss        Realized Loss
         ---------------   ----------------------     --------------------
            $11,193                $257                    ($11,450)

7. DISTRIBUTION INFORMATION

     Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of distributions paid during the fiscal years ended December 31, 2000 and December 31, 2001 were as follows:

TAXABLE DISTRIBUTIONS
                           Net Long Term             Total Taxable
                           Capital Gains             Distributions
                           -------------             -------------
2000                       $24,368                   $24,368
2001                       $18,415                   $18,415

As of December 31, 2001, the components of accumulated earnings on a tax basis were as follows:

                                                               Total

          Capital Loss              Unrealized                 Accumulated
          Carryforward              Appreciation               Earnings
          -------------------------------------------------------------
          ($157)                    $6,218                     $6,061

                                  THE GCG TRUST

                                   (UNAUDITED)

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below.

              INTERESTED TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS

------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
                                    TERM OF
                                    OFFICE                                                 NUMBER
                                    AND                                                    OF
                     POSITION(S)    LENGTH OF                                              PORTFOLIOS
                      HELD WITH     TIME                 PRINCIPAL OCCUPATION(S)           IN FUND   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND       TRUST         SERVED               DURING PAST 5 YEARS             COMPLEX          BY TRUSTEE
AGE
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
                    Chairman,       (2001-      General Manager and President, ING U.S.    29        Mr. Salipante is a
Robert C.           President and   present     Financial Services (2001-present).  Mr.              member of the Boards of
Salipante*          Trustee                     Salipante was formerly General Manager               ReliaStar Life Insurance
                                                and Chief Executive Officer, ING U.S.                Company (1995-present);
ING U.S.                                        Retail Financial Services (2000-2001);               ReliaStar Life Insurance
Financial Services                              President and Chief Operating Officer,               Co. of New York
                                                ReliaStar Financial Corp. (1999-2000);               (1995-present); Northern

20 Washington                                   Senior Vice President - Personal                     Life Insurance Company
Avenue South                                    Financial Services, ReliaStar Financial              (1993-present); Golden
                                                Corp. (1996-1999); Senior Vice President             American Life Insurance

Minneapolis, MN                                 - Individual Division and Technology,                Company (2001-present);
55401                                           ReliaStar Financial Corp. (1996); and                ReliaStar Foundation
(Age 45)                                        Senior Vice President - Strategic                    (1996-present); Deluxe
                                                Marketing and Technology, ReliaStar                  Corp. (1996-present);
                                                Financial Corp. (1994-1996).                         Security Connecticut
                                                                                                     Life Insurance Company
                                                                                                     (1997-present).College
                                                                                                     of St. Benedict
                                                                                                     (2001-present); LIMRA,
                                                                                                     International
                                                                                                     (1999-present); MDI,
                                                                                                     Inc. (1996-present); and
                                                                                                     formerly, Director of
                                                                                                     Washington Square
                                                                                                     Securities, Inc.
                                                                                                     (1996-2000); ReliaStar
                                                                                                     Financial Corp.
                                                                                                     (2000-2001); and
                                                                                                     ReliaStar United
                                                                                                     Services Life Insurance
                                                                                                     Company (1995-1998).
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
                                    TERM OF
                                    OFFICE                                                 NUMBER
                                    AND                                                    OF
                     POSITION(S)    LENGTH OF                                              PORTFOLIOS
                      HELD WITH     TIME                 PRINCIPAL OCCUPATION(S)           IN FUND   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND       TRUST         SERVED               DURING PAST 5 YEARS             COMPLEX          BY TRUSTEE
AGE
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
John R. Barmeyer*   Trustee         (2000-presenHead of Corporate Compliance, ING North    29        Director, First ING Life
                                                America Insurance Corporation                        Insurance Company of NY
ING North America                               (2001-present); General Counsel ING                  (1997-present); Life
Insurance                                       North America Insurance Corporation                  Insurance Company of
Corporation                                     (2000-2001); and General Counsel, Life               Georgia (1997-1998);
                                                Insurance Company of Georgia (1990-1999)             Southland Life Insurance

5780 Powers Ferry                                                                                    Company (2001-present);
Road                                                                                                 United Life & Annuity
                                                                                                     Insurance Company
Atlanta, GA                                                                                          (2001-present)
30327-4390

(Age 55)

------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
Myles R. Tashman    Secretary       (1995-      Executive Vice President, General          N/A
                                    present)    Counsel & Secretary, Golden American
1475 Dunwoody                                   Life Insurance Company (1994-present)
Drive
West Chester, PA

19380
(Age 59)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

Mary Bea Wilkinson  Treasurer       (1998-      Senior Vice President, ING Outside Funds   N/A       N/A
                                    present)    Group (2000-present); Senior Vice
1475 Dunwoody                                   President and Chief Financial Officer,
Drive                                           First Golden American Life Insurance
                                                Company of New York (1997-present);
West Chester, PA                                President, Directed Services, Inc.
19380                                           (1993-1997)

(Age 44)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

Christopher W.      Assistant       (1996-      Vice President, Directed Services, Inc.    N/A       N/A
Smythe              Treasurer and    present)   (1996-present)
                    Principal
1475 Dunwoody       Accounting
Drive               Officer
West Chester, PA
19380

(Age 41)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

       o Messrs. Salipante and Barmeyer are deemed to be "interested persons" of the Trust pursuant to the 1940 Act because of their affiliations with ING Groep, N.V., the parent corporation of DSI.

                              INDEPENDENT TRUSTEES

------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
                                    TERM OF
                                    OFFICE                                                 NUMBER
                                    AND                                                    OF
                     POSITION(S)    LENGTH OF                                              PORTFOLIOS
                      HELD WITH     TIME                 PRINCIPAL OCCUPATION(S)           IN FUND   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND       TRUST       SERVED               DURING PAST 5 YEARS               COMPLEX          BY TRUSTEE
AGE
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
J. Michael Earley   Trustee         (1997-      President and Chief Executive Officer of   29
                                    present)    Bankers Trust Company, N.A. (1992 to
665 Locust Street                               present).
Des Moines, IA
50309

(Age 56)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

R. Barbara          Trustee         (1997-      President of The College of New Jersey     29        N/A
Gitenstein                          present)    (1999 to present); Executive Vice
                                                President and Provost of Drake
Office of the                                   University (1992 to 19.98)
President
The College of
New Jersey
200 Pennington
Road
Ewing, NJ
08628-0718

(Age 53)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

Robert A. Grayson   Trustee         (1991-      Co-founder, Grayson Associates, Inc.,      29        N/A
                                    present)    marketing consultants, since 1970;
30728 Paseo                                     Adjunct Professor of Marketing, New York
Elegancia                                       University School of Business
                                                Administration;
San Juan
Capistrano, CA
92675

(Age 74)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

Elizabeth J.        Trustee         (1997-      Vice Chairman, The Integer Group           29        Bankers Trust Co.
Newell                              present)    (2001-present); President and CEO of                 (1996-2001)
                                                Kragie/Newell, Inc., a marketing group

1550 N. State                                   (1990-2000)
Parkway
Chicago, IL  60611
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
                                    TERM OF
                                    OFFICE                                                 NUMBER
                                    AND                                                    OF
                     POSITION(S)    LENGTH OF                                              PORTFOLIOS
                      HELD WITH     TIME                 PRINCIPAL OCCUPATION(S)           IN FUND   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND       TRUST       SERVED               DURING PAST 5 YEARS               COMPLEX          BY TRUSTEE
AGE
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------
Stanley B. Seidler  Trustee         (1997-      President, Iowa Periodicals, Inc. since    29        N/A
                                    present)    1990 and President, Excell Marketing
                                                L.C. since 1994.
P.O. Box 1297
3301 McKinley
Avenue
Des Moines, IA
50321

(Age 75)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------

Roger B. Vincent    Trustee         (1994-      President of Springwell Corporation, a     29        AmeriGas Propane, Inc.
                                    present)    corporate advisory firm (1989-present).              (1998-present).  Mr.
Springwell                                                                                           Vincent was formerly a
Corporation                                                                                          Director of Petrolane,
                                                                                                     Inc. (1993-1995); and
230 Park Avenue,                                                                                     Tatham Offshore, Inc.
28th Floor                                                                                           (1996-2000).
New York, NY 10169

(Age 56)
------------------- --------------- ----------- ------------------------------------------ --------- --------------------------